Loan and lease operations	12 Months Ended
Dec. 31, 2023
Operations
Loan and lease operations

Note 10 - Loan and lease operations

The accounting policy on financial assets and liabilities is presented in Note 2c IV.

a) Composition of loans and lease operations portfolio

Below is the composition of the carrying amount of loan operations and lease operations by type, sector of debtor, maturity and concentration:

Loans and lease operations by type	12/31/2023	12/31/2022
Individuals	416,616	400,103
Credit card	136,317	135,855
Personal loan	60,992	53,945
Payroll loans	73,472	73,633
Vehicles	33,324	31,606
Mortgage loans	112,511	105,064
Corporate	136,461	139,268
Micro / small and medium companies	169,110	164,896
Foreign loans - Latin America	188,403	205,155
Total loans and lease operations	910,590	909,422
Provision for Expected Loss	(50,863)	(52,324)
Total loans and lease operations, net of Expected Credit Loss	859,727	857,098

By maturity	12/31/2023	12/31/2022
Overdue as from 1 day	27,531	30,656
Falling due up to 3 months	241,247	247,233
Falling due from 3 months to 12 months	236,555	228,942
Falling due after 1 year	405,257	402,591
Total loans and lease operations	910,590	909,422

By concentration	12/31/2023	12/31/2022
Largest debtor	5,378	5,916
10 largest debtors	34,637	33,265
20 largest debtors	54,100	50,714
50 largest debtors	87,446	85,427
100 largest debtors	121,866	118,015

The Expected loss comprises Expected Credit Loss for Financial Guarantees Pledged R$ (887) (R$ (810) at 12/31/2022) and Loan Commitments R$ (3,311) (R$ (2,874) at 12/31/2022).

The breakdown of the loans and lease operations portfolio by debtor’s industry is described in Note 32, item 1.4.1 - By business sector.

b) Gross Carrying Amount (Loan Portfolio)

Reconciliation of gross portfolio of loans and lease operations, segregated by stages:

Stage 1	Balance at	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2022							12/31/2023
Individuals	305,210	(58,899)	(2,256)	37,760	186	-	35,334	317,335
Corporate	133,205	(1,040)	(31)	421	118	-	(1,757)	130,916
Micro / Small and medium companies	142,621	(14,081)	(1,328)	5,786	422	-	12,002	145,422
Foreign loans - Latin America	182,516	(8,899)	(903)	4,281	14	-	(10,028)	166,981
Total	763,552	(82,919)	(4,518)	48,248	740	-	35,551	760,654

Stage 2	Balance at	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2022							12/31/2023
Individuals	59,639	(37,760)	(14,261)	58,899	1,299	-	(4,237)	63,579
Corporate	901	(421)	(297)	1,040	13	-	(280)	956
Micro / Small and medium companies	12,299	(5,786)	(5,376)	14,081	682	-	(2,813)	13,087
Foreign loans - Latin America	13,863	(4,281)	(4,222)	8,899	339	-	(2,521)	12,077
Total	86,702	(48,248)	(24,156)	82,919	2,333	-	(9,851)	89,699

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2022							12/31/2023
Individuals	35,254	(186)	(1,299)	2,256	14,261	(25,133)	10,549	35,702
Corporate	5,162	(118)	(13)	31	297	(138)	(632)	4,589
Micro / Small and medium companies	9,976	(422)	(682)	1,328	5,376	(4,930)	(45)	10,601
Foreign loans - Latin America	8,776	(14)	(339)	903	4,222	(2,823)	(1,380)	9,345
Total	59,168	(740)	(2,333)	4,518	24,156	(33,024)	8,492	60,237

Consolidated 3 Stages					Balance at	Derecognition (2)	Acquisition / (Settlement)	Closing balance
					12/31/2022			12/31/2023
Individuals					400,103	(25,133)	41,646	416,616
Corporate					139,268	(138)	(2,669)	136,461
Micro / Small and medium companies					164,896	(4,930)	9,144	169,110
Foreign loans - Latin America					205,155	(2,823)	(13,929)	188,403
Total					909,422	(33,024)	34,192	910,590
1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part there of have first gone through stage 2.
2)	Includes updating the estimate regarding the write-off of operations.

Reconciliation of gross portfolio of loans and lease operations, segregated by stages:

01/01/2022
Stage 1	Balance at	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2021							12/31/2022
Individuals	270,371	(65,771)	(2,966)	29,153	61	-	74,362	305,210
Corporate	128,519	(626)	(2,360)	1,098	137	-	6,437	133,205
Micro / Small and medium companies	124,555	(18,158)	(1,600)	16,215	170	-	21,439	142,621
Foreign loans - Latin America	178,719	(7,720)	(1,014)	2,426	19	-	10,086	182,516
Total	702,164	(92,275)	(7,940)	48,892	387	-	112,324	763,552

Stage 2	Balance at	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2021							12/31/2022
Individuals	38,168	(29,153)	(13,041)	65,771	1,392	-	(3,498)	59,639
Corporate	1,600	(1,098)	(173)	626	19	-	(73)	901
Micro / Small and medium companies	16,749	(16,215)	(4,310)	18,158	1,167	-	(3,250)	12,299
Foreign loans - Latin America	13,389	(2,426)	(3,388)	7,720	831	-	(2,263)	13,863
Total	69,906	(48,892)	(20,912)	92,275	3,409	-	(9,084)	86,702

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	Acquisition / (Settlement)	Closing balance
	12/31/2021							12/31/2022
Individuals	23,997	(61)	(1,392)	2,966	13,041	(13,876)	10,579	35,254
Corporate	4,915	(137)	(19)	2,360	173	(822)	(1,308)	5,162
Micro / Small and medium companies	8,666	(170)	(1,167)	1,600	4,310	(3,661)	398	9,976
Foreign loans - Latin America	12,942	(19)	(831)	1,014	3,388	(1,783)	(5,935)	8,776
Total	50,520	(387)	(3,409)	7,940	20,912	(20,142)	3,734	59,168

Consolidated 3 Stages					Balance at	Derecognition	Acquisition / (Settlement)	Closing balance
					12/31/2021			12/31/2022
Individuals					332,536	(13,876)	81,443	400,103
Corporate					135,034	(822)	5,056	139,268
Micro / Small and medium companies					149,970	(3,661)	18,587	164,896
Foreign loans - Latin America					205,050	(1,783)	1,888	205,155
Total					822,590	(20,142)	106,974	909,422
1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.

Total portfolio comprises R$ 1,357 (R$ 14,052 at 12/31/2022) pegged to Libor.

At 12/31/2022, the change in the period of the parameter used to estimate the significant increase/reduction in credit risk caused an effect on the transfer from stage 1 to stage 2 in the amount of R$ 26,005 and in the transfer from stage 2 to 1 in the amount if R$ 27,155.

Modification of contractual cash flows

The amortized cost of financial assets classified in stages 2 and stage 3, which had their contractual cash flows modified was R$ 1,641 (R$ 1,949 at 12/31/2022) before the modification, which gave rise to an effect on profit or loss of R$ 23 (R$ 13 from 01/01 to 12/31/2022). At 12/31/2023, the gross carrying amount of financial assets which had their contractual cash flows modified in the period and were transferred to stage 1 corresponds to R$ 384 (R$ 601 at 12/31/2022).

c) Expected credit loss

Reconciliation of expected credit loss of loans and lease operations, segregated by stages:

01/01/2023
Stage 1	Balance at	Transfer to Stage 2	Transfer to Stage 3 (1)	Cure from Stage 2	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2022							12/31/2023
Individuals	(5,414)	1,111	49	(1,381)	(8)	-	720	(4,923)
Corporate	(480)	16	1	(40)	(4)	-	(273)	(780)
Micro / Small and medium companies	(1,431)	251	22	(418)	(110)	-	538	(1,148)
Foreign loans - Latin America	(2,339)	201	21	(155)	(2)	-	382	(1,892)
Total	(9,664)	1,579	93	(1,994)	(124)	-	1,367	(8,743)

Stage 2	Balance at	Cure to Stage 1	Transfer to Stage 3	Transfer from Stage 1	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2022							12/31/2023
Individuals	(5,647)	1,381	4,719	(1,111)	(128)	-	(5,341)	(6,127)
Corporate	(503)	40	46	(16)	(4)	-	(260)	(697)
Micro / Small and medium companies	(2,227)	418	1,312	(251)	(133)	-	(983)	(1,864)
Foreign loans - Latin America	(1,546)	155	851	(201)	(110)	-	(646)	(1,497)
Total	(9,923)	1,994	6,928	(1,579)	(375)	-	(7,230)	(10,185)

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2022							12/31/2023
Individuals	(19,220)	8	128	(49)	(4,719)	25,133	(19,282)	(18,001)
Corporate	(4,470)	4	4	(1)	(46)	138	(842)	(5,213)
Micro / Small and medium companies	(5,932)	110	133	(22)	(1,312)	4,930	(3,403)	(5,496)
Foreign loans - Latin America	(3,115)	2	110	(21)	(851)	2,823	(2,173)	(3,225)
Total	(32,737)	124	375	(93)	(6,928)	33,024	(25,700)	(31,935)

Consolidated 3 Stages					Balance at	Derecognition	(Increase) / Reversal	Closing balance
					12/31/2022			12/31/2023
Individuals					(30,281)	25,133	(23,903)	(29,051)
Corporate					(5,453)	138	(1,375)	(6,690)
Micro / Small and medium companies					(9,590)	4,930	(3,848)	(8,508)
Foreign loans - Latin America					(7,000)	2,823	(2,437)	(6,614)
Total					(52,324)	33,024	(31,563)	(50,863)
1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.

Reconciliation of expected credit loss of loans and lease operations, segregated by stages:

01/01/2022
Stage 1	Balance at	Transfer to Stage 2 (2)	Transfer to Stage 3 (1)	Cure from Stage 2 (2)	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2021							12/31/2022
Individuals	(6,851)	2,045	222	(1,445)	(3)	-	618	(5,414)
Corporate	(413)	6	1	(127)	(3)	-	56	(480)
Micro / Small and medium companies	(1,812)	767	98	(806)	(33)	-	355	(1,431)
Foreign loans - Latin America	(2,373)	179	18	(91)	(5)	-	(67)	(2,339)
Total	(11,449)	2,997	339	(2,469)	(44)	-	962	(9,664)

Stage 2	Balance at	Cure to Stage 1 (2)	Transfer to Stage 3	Transfer from Stage 1 (2)	Cure from Stage 3	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2021							12/31/2022
Individuals	(4,501)	1,445	4,648	(2,045)	(122)	-	(5,072)	(5,647)
Corporate	(865)	127	31	(6)	(9)	-	219	(503)
Micro / Small and medium companies	(1,556)	806	1,055	(767)	(201)	-	(1,564)	(2,227)
Foreign loans - Latin America	(1,353)	91	592	(179)	(219)	-	(478)	(1,546)
Total	(8,275)	2,469	6,326	(2,997)	(551)	-	(6,895)	(9,923)

Stage 3	Balance at	Cure to Stage 1	Cure to Stage 2	Transfer from Stage 1	Transfer from Stage 2	Derecognition	(Increase) / Reversal	Closing balance
	12/31/2021							12/31/2022
Individuals	(12,868)	3	122	(222)	(4,648)	13,876	(15,483)	(19,220)
Corporate	(3,529)	3	9	(1)	(31)	822	(1,743)	(4,470)
Micro / Small and medium companies	(4,023)	33	201	(98)	(1,055)	3,661	(4,651)	(5,932)
Foreign loans - Latin America	(4,172)	5	219	(18)	(592)	1,783	(340)	(3,115)
Total	(24,592)	44	551	(339)	(6,326)	20,142	(22,217)	(32,737)

Consolidated 3 Stages					Balance at	Derecognition	(Increase) / Reversal	Closing balance
					12/31/2021			12/31/2022
Individuals					(24,220)	13,876	(19,937)	(30,281)
Corporate					(4,807)	822	(1,468)	(5,453)
Micro / Small and medium companies					(7,391)	3,661	(5,860)	(9,590)
Foreign loans - Latin America					(7,898)	1,783	(885)	(7,000)
Total					(44,316)	20,142	(28,150)	(52,324)
1)	In the movement of transfer of operations from stage 1 to stage 3 over the period, a representative part thereof have first gone through stage 2.
2)	Reflects the expected credit loss arising from the change in the period of the parameter used to estimate the significant increase/decrease in credit risk.

The consolidated balance of 3 Stages comprises Expected credit loss for Financial guarantees of R$ (887) (R$ (810) at 12/31/2022) and Loan commitments of R$ (3,311) (R$ (2,874) at 12/31/2022).

d) Lease operations - Lessor

Finance leases are composed of vehicles, machines, equipment and real estate in Brazil and abroad. The analysis of portfolio maturities is presented below:

	12/31/2023			12/31/2022
	Payments receivable	Future financial income	Present value	Payments receivable	Future financial income	Present value
Current	2,208	(482)	1,726	2,273	(617)	1,656
Up to 1 year	2,208	(482)	1,726	2,273	(617)	1,656
Non-current	8,690	(2,739)	5,951	9,087	(2,894)	6,193
From 1 to 2 years	1,584	(434)	1,150	1,888	(596)	1,292
From 2 to 3 years	1,338	(416)	922	1,455	(449)	1,006
From 3 to 4 years	1,022	(333)	689	1,026	(339)	687
From 4 to 5 years	770	(275)	495	814	(271)	543
Over 5 years	3,976	(1,281)	2,695	3,904	(1,239)	2,665
Total	10,898	(3,221)	7,677	11,360	(3,511)	7,849

Financial lease revenues are composed of:

	01/01 to 12/31/2023	01/01 to 12/31/2022	01/01 to 12/31/2021
Financial income	884	901	742
Variable payments	7	7	10
Total	891	908	752

e) Operations of securitization or transfer and acquisition of financial assets

ITAÚ UNIBANCO HOLDING carried out operations of securitization or transfer of financial assets in which there was retention of credit risks of financial assets transferred under co-obligation covenants. Thus, these credits are still recorded in the Balance Sheet and are represented as follows:

Nature of operation	12/31/2023				12/31/2022
	Assets		Liabilities (1)		Assets		Liabilities (1)
	Book value	Fair value	Book value	Fair value	Book value	Fair value	Book value	Fair value
Mortgage loan	139	140	139	139	170	168	170	168
Working capital	502	502	502	502	602	602	602	602
Total	641	642	641	641	772	770	772	770
1)	Under Other liabilities.

From 01/01 to 12/31/2023, operations of transfer of financial assets with no retention of risks and benefits generated impact on the result of R$ 219 (R$ 513 from 01/01 to 12/31/2022), net of the Allowance for Loan Losses.